Material Accounting Policy Information - Additional Information (Detail) - EUR (€) € in Millions	Jan. 01, 2023	Jan. 01, 2022		Dec. 31, 2023	Dec. 31, 2022	[1]	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Summary Of Material Accounting Policy Information [Line Items]
Financial assets carrying amount remeasurement expected credit loss allowance on initial application of IFRS 9	€ (12)	€ (150)
Financial assets carrying amount remeasurement other on initial application of IFRS 9	4	2,704
Financial liabilities carrying amount reclassification on initial application of IFRS 9	(1,938)	(4,985)
Financial assets carrying amount reclassification on initial application of IFRS 9	(3,108)	(2,868)
Intangible assets		585	[1]	€ 504	€ 420		€ 585
Total liabilities		445,983	[1]	292,026	369,777
Total assets		459,560	[1]	301,581	380,711
Reinsurance contract assets		21,322	[1]	16,608	16,939		3,518
Equity		13,577	[1]	€ 9,554	€ 10,935	[2]	€ 26,372	€ 24,661
Increase (decrease) due to changes in accounting policy and corrections of prior period errors [member]
Disclosure Of Summary Of Material Accounting Policy Information [Line Items]
Total liabilities	17,819	4,102
Total assets	21,075	(8,693)
Equity	3,255	(12,795)
IFRS 17 [member] | Increase (decrease) due to changes in accounting policy and corrections of prior period errors [member]
Disclosure Of Summary Of Material Accounting Policy Information [Line Items]
Intangible assets	(820)	(748)
IFRS 9 and IFRS 17 [member] | Increase (decrease) due to changes in accounting policy and corrections of prior period errors [member]
Disclosure Of Summary Of Material Accounting Policy Information [Line Items]
Decrease of other comprehensive income due to revaluation reserve for interest rate movements on insurance liabilities		(9,022)
Reinsurance contract assets	4,245	330
Cumulative decrease in carrying amount of insurance liabilities	(11,598)	16,321
Cumulative decrease in carrying amount of insurance contracts	(4,931)	(6,602)
Impact on equity largely due to changes in contractual service margin	1,318
Impact on equity due to adjustment to the changes in revaluation reserve	8,222
Equity	9,540
Decrease of retained earnings		(3,707)
Increase (decrease) in deferred expenses	(12,434)	(10,076)
Assets and liabilities classified as held for sale [member] | IFRS 9 and IFRS 17 [member] | Increase (decrease) due to changes in accounting policy and corrections of prior period errors [member]
Disclosure Of Summary Of Material Accounting Policy Information [Line Items]
Total liabilities	(156)
Total assets	(1,088)
Loans one [member]
Disclosure Of Summary Of Material Accounting Policy Information [Line Items]
Financial assets carrying amount remeasurement other on initial application of IFRS 9	€ 4	110
Loans two [member]
Disclosure Of Summary Of Material Accounting Policy Information [Line Items]
Financial assets carrying amount remeasurement other on initial application of IFRS 9		€ 2,594

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.
[2]	Opening balance as per January 1, 2023 has been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.